Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Summary of Earnings and Weighted Average Number of Ordinary Shares used in Calculation of Basic Earnings per Share
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2019	2018	2017
Profit attributable to the owners of the parent company used in the calculation of earnings per share – basic and diluted	3,839,189	2,768,786	5,399,178
Weighted average number of ordinary shares for purposes of basic and diluted earnings per share (in thousands) (1)	596,026	596,026	571,026

Basic and diluted earnings per share (in pesos)	6.4413	4.6454	9.4552

(1)
The weighted average number of outstanding shares was the same for the purposes of calculating both the basic and diluted earnings per share, since there are not outstanding instruments convertible into the Company’s shares in all years presented.